Note 4 - Loans (Details) - Related Party Loans (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Loans [Abstract]
Beginning of year	$ 989,194	$ 3,013,156	$ 3,164,300
Additions			35,000
Repayments	(943,714)	(2,023,962)	(186,144)
End of year	$ 45,480	$ 989,194	$ 3,013,156